Equity (Deficit) - Additional Information (Details) $ in Thousands, $ in Thousands		12 Months Ended
	Apr. 15, 2026 MXN ($)	Dec. 31, 2026 MXN ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2026 USD ($)	Dec. 31, 2026 MXN ($)	Jan. 01, 2026 USD ($)	Jan. 01, 2026 MXN ($)	Dec. 31, 2025 MXN ($)	Jan. 01, 2025 USD ($)	Dec. 31, 2022 MXN ($)
Disclosure of equity [line items]
Equity contributions				$ 395,313,191	$ 156,509,050	$ 166,615,123
Total comprehensive (loss) income			$ (17,662,876)	(317,343,625)	(487,305,976)	(50,771,708)
Post-employment benefit expense in profit or loss, defined benefit plans					$ 8,207,274
Percentage of discount and return on plan asset			9.95%		11.28%						9.95%
Net (loss) income			$ (4,545,376)	(81,665,432)	$ (780,587,954)	8,151,664
Total equity (deficit)			(106,074,359)		(1,983,775,736)	(1,652,978,810)					$ (1,905,806,170)		$ (1,768,822,225)
Negative working capital				$ 530,541,020	767,968,661
Current portion of long-term debt			$ 19,214,879		425,218,517						345,227,971
Bank indebtedness												$ 5,512,700
Current restructuring provision											193,033,065
Oil and fuel production
Disclosure of equity [line items]
General rate			0.30	0.30
Non-associated gas
Disclosure of equity [line items]
General rate			0.1163	0.1163
Federal budget
Disclosure of equity [line items]
Total		$ 263,476,300		$ 395,313,191
Bank indebtedness											261,585,290
Indebtedness that may be used to partially cover financial balance in next year							$ 5,342,100	$ 160,619,600
Changes in tax rates or tax laws enacted or announced
Disclosure of equity [line items]
Equity contributions				263,476,317
Subsequent event
Disclosure of equity [line items]
Equity contributions	$ 58,346,391
Bank indebtedness									$ 5,342,100	$ 160,619,600
Certificates of Contribution “A”
Disclosure of equity [line items]
Equity contributions				395,313,191	156,509,050	166,615,123
Total equity (deficit)			$ 97,292,750		1,352,716,466	1,196,207,416					1,748,029,657		1,029,592,293
Initial expected equity contributions by owners				136,120,300
Accumulated other comprehensive result | Actuarial (losses) gains on employee benefits effect
Disclosure of equity [line items]
Total comprehensive (loss) income				(173,642,194)	203,171,826	(4,933,773)
Total equity (deficit)			2,832,798		224,538,231	21,366,405					50,896,037		26,300,178
Non- controlling interest
Disclosure of equity [line items]
Total comprehensive (loss) income				$ 181	(157,748)	171,971
Total equity (deficit)			$ (15,262)		$ (274,387)	$ (116,639)					$ (274,206)		$ (288,610)